Current and deferred income tax and uncertain tax positions (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
IfrsStatementLineItems [Line Items]
Deferred tax on net operating losses			$ 188,087	$ 93,385
Total amount of unused tax losses		$ 267,209	267,209
Contingent liabilities		362,147	362,147	430,567
Costs and expenses		167,190	167,190
Contingent liabilities decrease			233,336
Statutory income tax rate					29.50%	28.00%	28.00%
Penalties and interests	$ 18,300	12,210
Estimated amount			67,726
Income tax liabilities			130,709	102,062
Expiration Limit Of 5 Years [Member]
IfrsStatementLineItems [Line Items]
Deferred tax on net operating losses			1,166,839	$ 106
Expiration Limit Of 17 Years [Member]
IfrsStatementLineItems [Line Items]
Total amount of unused tax losses		884,617	884,617
Expiration Limit Of 20 Years [Member]
IfrsStatementLineItems [Line Items]
Total amount of unused tax losses		$ 14,907	$ 14,907